SCHEDULE OF LONG TERM LIABILITIES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Loan from a third party	$ 1,000,000	$ 2,000,000
Total	$ 1,000,000	$ 2,000,000